UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-21124

Name of Fund: BlackRock New York Municipal Income Trust II (BFY)1

[1]

On April 12, 2021, BlackRock New York Municipal Income Trust II (the “Non-Surviving Fund”) was reorganized into BlackRock New York Municipal Income Trust (Investment Company Act file no. 811-10337, CIK no. 0001137390) (the “Surviving Fund”). The voting record of the Non-Surviving Fund can be found in the Surviving Fund’s Form N-PX filing, which was filed on August 27, 2021.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock New York Municipal Income Trust II, 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31

Date of reporting period: 07/01/2020 – 06/30/2021

Item 1 – Proxy Voting Record – There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2021 with respect to which the registrant was entitled to vote.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21124
Reporting Period: 07/01/2020 - 06/30/2021
BlackRock New York Municipal Income Trust II

================= BlackRock New York Municipal Income Trust II =================

On April 12, 2021, BlackRock New York Municipal Income Trust II (the
"Non-Surviving Fund") was reorganized into BlackRock New York Municipal Income
Trust (Investment Company Act file no. 811-10337, CIK no. 0001137390) (the
"Surviving Fund"). The voting record of the Non-Surviving Fund can be found in the Surviving Fund's Form N-PX filing, which was filed on August 27, 2021.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Income Trust II

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BlackRock New York Municipal Income Trust II

Date:	August 27, 2021